Document and Entity Information	Mar. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001696556
Document Type	8-K
Document Period End Date	Mar. 12, 2026
Entity Registrant Name	ONCE UPON A FARM, PBC
Entity Incorporation State Country Code	DE
Entity File Number	001-43108
Entity Tax Identification Number	47-3648280
Entity Address, Address Line One	950 Gilman Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	(888)
Local Phone Number	983-1606
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	OFRM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false